Share Purchase Warrants and Stock Options - Schedule of Activity of Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity of Stock Options [Abstract]
Number of stock options, Outstanding Balance (in Shares)	106,058	48,137
Weighted average exercise price, Outstanding Balance	$ 45	$ 65
Intrinsic value, Outstanding Balance (in Dollars)		$ 89,238
Number of stock options, Issued (in Shares)	99,334	62,869
Weighted average exercise price, Issued	$ 11.39	$ 27.5
Intrinsic value, Issued (in Dollars)
Number of stock options, Exercised
Weighted average exercise price, Exercised
Intrinsic value, Exercised (in Dollars)
Number of stock options, Canceled/expired/forfeited (in Shares)	(79,835)	(4,948)
Weighted average exercise price, Canceled/expired/forfeited	$ 37	$ 30
Intrinsic value, Canceled/expired/forfeited (in Dollars)
Number of stock options, Outstanding Balance (in Shares)	125,557	106,058
Weighted average exercise price, Outstanding Balance	$ 23.77	$ 45
Intrinsic value, Outstanding Balance (in Dollars)
Number of stock options, Exercisable (in Shares)	98,640
Weighted average exercise price, Exercisable	$ 27.1
Intrinsic value, Exercisable (in Dollars)